Label	Element	Value
T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to stocks at the target date of 55%. The fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to bonds, although the underlying bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the asset classes and the underlying T. Rowe Price mutual funds that are used to represent the broad asset classes and specific sectors. The fund invests in the Z Class of each of its underlying funds. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of August 1, 2024. The numbers may not add to 100% due to rounding. Updated allocations between stock funds and bond funds, and actual allocations to the individual T. Rowe Price mutual funds, are available through troweprice.com.

T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement 2020 Fund
Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Stocks	51.80%	Hedged Equity	5.18%	Hedged Equity
		Inflation Focused	2.59	Real Assets
		International Developed Market	11.23	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Market	1.98	Emerging Markets Discovery Stock and/or
				Emerging Markets Stock
		U.S. Large-Cap	24.66	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	3.08	Mid-Cap Growth,
				Mid-Cap Index, and/or
				Mid-Cap Value
		U.S. Small-Cap	3.08	New Horizons,
				Small-Cap Index,
				Small-Cap Stock, and/or
				Small-Cap Value
Bonds	48.20	Core Fixed Income	25.62	Dynamic Global Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	22.58	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond,
				U.S. Treasury Long-Term Index, and/or
				U.S. Treasury Money

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/24 was 5.57%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.51%	Worst Quarter	3/31/20	-14.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Retirement 2020 Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Retirement 2020 Fund | Active management/Asset allocation
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management/Asset allocation: The fund’s overall level of risk will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes, market sectors, and investment styles represented by those underlying funds could cause the fund to underperform other funds with a similar benchmark or investment objective(s).

T. Rowe Price Retirement 2020 Fund | Investments in other funds
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Investments in other funds: The fund bears the risk that its underlying funds will fail to successfully employ their investment strategies. One or more underlying fund’s underperformance or failure to meet its investment objective(s) as intended could cause the fund to underperform similarly managed funds.

T. Rowe Price Retirement 2020 Fund | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by an underlying fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of an underlying fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Retirement 2020 Fund | Bond exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Bond exposure: An underlying bond fund’s share price can fall because of various factors affecting bonds or due to general weakness in the overall bond markets. The fund invests in underlying funds with varying levels of credit risk, interest rate risk, inflation risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall bond markets and the related derivatives markets, which could hamper an underlying fund’s ability to sell the bonds in which it invests or to find and purchase suitable investments.

T. Rowe Price Retirement 2020 Fund | Stock exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock exposure: An underlying stock fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of an underlying stock fund may decline due to general weakness or volatility in the stock markets, adverse conditions impacting a particular industry or market sector, or factors affecting an investment style or market capitalization targeted by the fund.

T. Rowe Price Retirement 2020 Fund | International investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

International investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

T. Rowe Price Retirement 2020 Fund | Emerging markets
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Emerging markets: Investing in underlying funds that hold securities of issuers in emerging market countries involves greater risk and overall volatility than investing in underlying funds that hold securities of issuers in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks normally associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on an underlying fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

T. Rowe Price Retirement 2020 Fund | Interest rates
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, underlying bond funds with longer weighted average maturities and durations carry greater interest rate risk. Duration, which is expressed in years, is a calculation that estimates the price sensitivity of a bond or bond fund to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of five years would be expected to lose approximately 5% of its value). Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of securities in which an underlying fund invests.

T. Rowe Price Retirement 2020 Fund | Prepayments and extensions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Prepayments and extensions: Underlying funds that invest in mortgage-backed securities, certain asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the underlying fund’s portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

T. Rowe Price Retirement 2020 Fund | Credit quality
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Credit quality: An issuer of a debt instrument held by an underlying fund could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in underlying funds that hold securities that are not considered investment-grade. Holdings that are rated below investment grade carry greater risk of default and erratic price swings due, in part, to potentially adverse changes in the credit quality of the issuer.

T. Rowe Price Retirement 2020 Fund | Market capitalization
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market capitalization: Because the fund invests in certain underlying funds that focus on a particular market capitalization, its share price may be negatively affected if investing in that market capitalization falls out of favor. Small- and mid-cap companies often have less experienced management, more limited financial resources, and less publicly available information than large-cap companies, and tend to be more sensitive to changes in overall economic conditions. As a result, investments in small-cap and mid-cap companies are likely to be more volatile than investments in large-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

T. Rowe Price Retirement 2020 Fund | Investment style
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Investment style: Because the fund invests in certain underlying funds that focus on growth stocks and certain underlying funds that focus on value stocks, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

T. Rowe Price Retirement 2020 Fund | Inflation
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Inflation: To the extent the fund invests in underlying funds that are designed to provide protection against the impact of inflation, those investments could adversely affect the fund’s performance when inflation or expectations of inflation are low. During such periods, the values of an underlying fund’s investments in inflation-linked securities or stocks designed to outperform the overall stock market during periods of high or rising inflation could fall and result in losses for the fund, causing the fund to lag the performance of similarly managed funds.

T. Rowe Price Retirement 2020 Fund | Liquidity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity: An underlying fund may not be able to meet requests to redeem shares without significant dilution of the remaining shareholders’ interests in the fund. A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit a fund’s ability to purchase or sell holdings in a timely manner at a desired price. Reduced liquidity can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Large redemptions may also have a negative impact on an underlying fund’s overall liquidity.

T. Rowe Price Retirement 2020 Fund | Bank loans
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Bank loans: Underlying funds that invest in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. An underlying fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases an underlying fund’s risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders.

T. Rowe Price Retirement 2020 Fund | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Retirement 2020 Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index	[1]
T. Rowe Price Retirement 2020 Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
T. Rowe Price Retirement 2020 Fund | S&P Target Date 2020 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index
T. Rowe Price Retirement 2020 Fund | S&P Target Date 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	5.28%
T. Rowe Price Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	0.52%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 627
Annual Return 2014	rr_AnnualReturn2014	5.63%
Annual Return 2015	rr_AnnualReturn2015	(0.31%)
Annual Return 2016	rr_AnnualReturn2016	7.41%
Annual Return 2017	rr_AnnualReturn2017	15.74%
Annual Return 2018	rr_AnnualReturn2018	(4.94%)
Annual Return 2019	rr_AnnualReturn2019	19.37%
Annual Return 2020	rr_AnnualReturn2020	13.19%
Annual Return 2021	rr_AnnualReturn2021	10.47%
Annual Return 2022	rr_AnnualReturn2022	(14.66%)
Annual Return 2023	rr_AnnualReturn2023	13.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.57%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.51%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
T. Rowe Price Retirement 2020 Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.43%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	4.02%
T. Rowe Price Retirement 2020 Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.89%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	4.35%
T. Rowe Price Retirement 2020 Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.37%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	201
10 Years	rr_ExpenseExampleYear10	$ 442
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2023
T. Rowe Price Retirement 2020 Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 929
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05	7.38%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
T. Rowe Price Retirement 2020 Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.52%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	$ 1,224
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.